Fair Value Measurement (Tables)	12 Months Ended
May 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Securities Recorded in Long Term Investments Include Redeemable Preferred Shares, Common Shares, Convertible Bond and Assets Management Plan and Trust Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2017 and 2018, the available-for-sale investments recorded in long-term investments include redeemable preferred shares, convertible note, common shares of three listed companies and Assets Management Plan (Refer to Note 13). Those are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	As of May 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available-for-sales investments:
Common shares	36,406	—	—	36,406
Redeemable preferred shares	—	30,669	123,029	153,698
Assets Management Plan	—	7,486	—	7,486

Total	36,406	38,155	123,029	197,590

	As of May 31, 2018
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available-for-sales investments:
Common shares	153,294	—	—	153,294
Redeemable preferred shares and convertible note	—	90,168	133,897	224,065
Assets Management Plan	—	8,336	—	8,336

Total	153,294	98,504	133,897	385,695

Summary of Long-Term Investments Accounted for as Available-for-Sale Investments on a Recurring Basis

The long-term investments accounted for as available-for-sale investments on a recurring basis are as follows:

Available-for-sale investments
US$
Balance as of June 1, 2016	163,804
Purchase	19,893
Changes in fair value	22,521
Impairment amount	(2,876)
Foreign exchange difference	(5,752)

Balance as of May 31, 2017	197,590

Purchase	62,980
Disposal	(25,308)
Changes in fair value	129,545
Impairment amount	(138)
Foreign exchange difference	21,026

Balance as of May 31, 2018	385,695

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale investments
US$
Balance as of June 1, 2016	69,873
Transfer from level 2 fair value measurements	31,505
Initial recognition	—
Unrealized gain	21,651

Balance as of May 31, 2017	123,029

Transfer to level 1 fair value measurements	(32,644)
Initial recognition	—
Unrealized gain	43,512

Balance as of May 31, 2018	133,897